Form 24F-2

                         Annual Notice of Securities Sold
                              Pursuant to Rule 24F-2

        1. Name and address of issuer:

           East End Mutual Funds, Inc.
           736 West End Avenue, Ste. 3A
           New York, New York 10025

        2. Name of each series or class of funds for which notice is filed.

           Capital Appreciation

        3. Investment Company Act File Number: 811-8408
           Securities Act File Number: 33-80020

        4. Last day of fiscal year this notice is filed: June 30

        5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before the termination of the issuer's 24f-2 declaration:

                                                                   No

        6. Date of termination of issuer's declaration under Rule 24f-2
           (a)(1), if applicable:                       Not Applicable

        7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year but which remained unsold at the beginning of the fiscal year:

                                                        Not applicable.

        8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                        Not Applicable.

        9. Number and aggregate sale price of securities sold during the fiscal year:
                                                         479, $5,173

        10.Number and aggregate sale price of securities sold the fiscal during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                         479, $5,173

        11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reimbursement plans if applicable:

                                                      not applicable

        12. Calculation of registration fee:
           (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):

                                                          $5,173

           (ii) Aggregate price of shares issued in connection with div-idend reinvestment plans (from item 11 if applicable):

                                                       not applicable

           (iii) Aggregate price of shares redeemed or repurchased dur-the fiscal year(if applicable)

                                                          $11,514

           (iv) Aggregate price of shares redeemed or repurchased and applied as a reduction to filing fees pursuant to rule 24f-2 (if applicable):
                                                          $11,514

           (v) Net aggregate price of securities sold and issued during the fiscal year in reliance of rule 24f-2[line (i) plus line
           (ii), less line (iii), plus line (iv) (if applicable):

                                                         $(6,341)

           (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

                                                                 1/2900

           (vii) Fee due [line (i) or line (vii):

                                                     not applicable

        13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Comm-ission's Rules of Informal and Other procedures (17CFR 202 .3a):
                                                    not applicable

            Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                    not applicable

                                    SIGNATURES

        This report has been signed below by the following person on behalf of the issuer and in the capacity and on the dates ind-icated.

        By:(Signature and Title)          By:/s/     Aristides Matsis
                                          Aristides Matsis, President
        Date 9/8/98